Consolidated Statements of Loss and Comprehensive Loss	3 Months Ended		6 Months Ended
	Jun. 30, 2022 CAD ($) $ / shares	Jun. 30, 2021 CAD ($) $ / shares	Jun. 30, 2022 CAD ($) $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CAD ($) $ / shares
Consolidated Statements of Loss and Comprehensive Loss
Exploration and evaluation costs	$ 2,814,000	$ 3,542,000	$ 4,086,000	$ 4,086,000
Operating expenses:
Fees, salaries and other employee benefits	984,000	931,000	1,742,000		$ 2,192,000
Legal and professional fees	378,000	453,000	614,000		1,370,000
Marketing and investor relations	338,000	193,000	556,000		785,000
Insurance	193,000	132,000	386,000		265,000
Office and administration	76,000	160,000	212,000		360,000
Regulatory and compliance	87,000	131,000	156,000		248,000
Operating expenses	4,870,000	5,542,000	7,752,000		12,450,000
Other expenses (income):
Net gain on disposition of mineral interests	0	0		(48,390)	0
Unrealized net gain on marketable securities	271,000	226,000	190,000		(742,000)
Net loss from associates	1,441	0		1,890	0
Amortization of flow-through share premium	(1,011,000)	(1,332,000)	(1,414,000)		(2,555,000)
Accretion of provision for site reclamation and closure	23,000	19,000	40,000		32,000
Interest expense	48,000	25,000	69,000		51,000
Interest income	(45,000)	(49,000)	(9,000)		(29,000)
Foreign exchange loss	(2,000)	(5,000)	(4,000)		(11,000)
Loss from discontinued operations	729,000	(1,482,000)	(47,624,000)		(1,748,000)
Loss (earnings) before taxes	5,599,000	4,060,000		$ (39,872)	10,702
Income tax refunded	(22,000)	0	(187,000)		(1,717,000)
Net loss	5,577,000	4,060,000	(40,059,000)		8,985,000
Other comprehensive (income) loss, net of tax:
Total comprehensive loss for the period	$ 5,577,000	$ 4,060,000	$ (40,059,000)		$ 8,985,000
Basic loss (earnings) per share | $ / shares	$ 0.04	$ 0.03	$ 0.31		$ 0.08
Diluted loss (earnings) per share | $ / shares	$ 0.04	$ 0.03	$ 0.29		$ 0.08